Supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in non-cash working capital
Accounts receivable	$ 143,717	$ 58,488
Inventories	(376,908)	113,388
Supplies and prepaid expenses	(3,999)	3,612
Accounts payable and accrued liabilities	36,514	(53,477)
Reclamation payments	(17,640)	(32,390)
Other	25,399	6,857
Total	$ (192,917)	$ 96,478